Note 14 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	7 years
Brand names [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 0
Goodwill, measurement input, discount rate	12.00%	11.00%	10.00%
Goodwill, measurement input, discount rate after next year		3.00%
VivoPower PTY Limited [Member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	11.30%	11.30%	10.70%
Goodwill, measurement input, annual growth rate, in five years, hyperscaling phase	60.00%
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue	50.00%
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	12.00%	11.00%
Goodwill, measurement input, annual growth rate, after five years	33.00%	280.00%
Additions other than through business combinations, intangible assets other than goodwill	$ 3,700
Caret, LLC [member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	12.90%	11.20%
Goodwill, measurement input, free cash flow from project sales	$ 4,000	$ 2,300
Goodwill, measurement input, development fees	14,400
Additions other than through business combinations, intangible assets other than goodwill	$ 400
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Decrease through classified as held for sale, intangible assets other than goodwill		$ 2,100